OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rent expense, including pole rentals		$ 65,881
Future minimum annual payments for all operating leases
2017		76,513
2018		70,242
2019		61,986
2020		56,953
2021		53,658
Thereafter		$ 142,655
Cablevision Systems Corporation And Subsidiaries
Rent expense, including pole rentals	$ 41,573		$ 82,704	$ 77,769
Future minimum annual payments for all operating leases
2017	57,853
2018	52,206
2019	44,908
2020	41,221
2021	38,697
Thereafter	$ 141,063